Related Party Transactions and Relationships and Transactions With Certain Other Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

22         RELATED PARTY TRANSACTIONS AND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

(1)      Related Party Transactions

The Company considers all transactions with the following parties to be related party transactions.

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. Weifeng Xue	Vice President of Accounting, Ningbo Keyuan through August 2011

Mr. Hengfeng Shou	Vice President of Sales, Ningbo Keyuan Petrochemical
Ningbo Kewei Investment Co., Ltd.	A company controlled by Mr. Tao through September 2011
(Ningbo Kewei)
Ningbo Pacific Ocean Shipping Co., Ltd	100% ownership by Mr. Wang
(Ningbo Pacific)
Ningbo Hengfa Metal Product Co., Ltd	100% ownership by Mr. Chen
(Ningbo Hengfa, former name "Ningbo Tenglong")
Shandong Tengda Stainless Steel Co., Ltd	100% ownership by Mr. Chen
(Shandong Tengda)
Ningbo Xinhe Logistic Co., Ltd
(Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011, and included in transactions with certain other parties beginning October 1, 2011.
Ningbo Jiangdong Jihe Construction Materials	Controlled by Mr. Xue’s Brother-in-law
Store (Jiangdong Jihe)
Ningbo Wanze Chemical Co., Ltd	Mr. Tao’s sister-in-law is the legal representative
(Ningbo Wanze)
Ningbo Zhenhai Jinchi Petroleum Chemical	Controlled by Mr. Shou
Co., Ltd (Zhenhai Jinchi)

Related party transactions and amounts outstanding with the related parties as of and for the three and six months ended June 30, 2012 and 2011 are summarized as follows:

	Three Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$35,607,658
Purchase of raw material (b)	$-	$42,920
Purchase of transportation services (c)	$1,104,716	$316,506
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$113,084	$419,665
Short-term financing from related parties (e)	$-	$5,406,139
Short-term financing to related parties (e)	$-	$5,535,234

	Six Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$58,217,477
Purchase of raw material (b)	$-	$7,066,055
Purchase of transportation services (c)	$1,665,831	$927,879
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$203,984	$756,919
Short-term financing from related parties (e)	$-	$13,144,234
Short-term financing to related parties (e)	$-	$13,144,234

	June 30,	December 31,
	2012	2011
	(Unaudited)
Amounts due from related parties (f)	$39,625	$39,350
Amounts due to related parties (g)	$768,313	$621,077

(a)         During the three months ended June 30, 2011, the Group sold finished products of $35,607,658 to Ningbo Kunde. During the six months ended June 30, 2011, the Group sold finished products of $58,150,912 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of nil and $66,565 to Zhenhai Jinchi, respectively. Amounts received in the advance from Kunde were $3,077,199 as of June 30, 2011, and are included in the advances from customers on the consolidated balance sheet.

(b)      The Group purchased raw materials of $42,920 from Ningbo Kunde during the three months ended June 30, 2011. The Group purchased raw materials of $7,066,055 from Ningbo Kunde during the six months ended June 30, 2011.

(c)      The Group purchased transportation services of $1,104,716 and $316,506 from Ningbo Xinhe during the three months ended June 30, 2012 and 2011, respectively. The Group purchased transportation services of $1,665,831 and $927,879 from Ningbo Xinhe during the six months ended June 30, 2012 and 2011, respectively, and amounts owed to Ningbo Xinhe as of June 30, 2012 in respect of these purchase transactions were $768,313.

(d)      Guarantees for Bank Loans
There were no guarantees for Bank Loans provided during the three and six months ended June 30, 2012 and 2011.

Bank Loans guaranteed as of June 30, 2012 and December 31, 2011 as follows:

	Bank loan guaranteed as of
	June 30	December 31
	2012	2011
	(Unaudited)
Mr. Tao	$15,850,000	$34,628,000
Jincun Wang and Chen	1,902,000	1,983,523
Ningbo Kewei	-	-
Ningbo Pacific	18,318,901	27,918,200
Ningbo Hengfa	14,899,000	14,795,600
Shandong Tengda	951,000	944,400
Total	$51,920,901	$80,269,723

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed are to be paid annually. During the three months ended June 30, 2012, loan guarantee fees were $32,255 and $80,829 for Ningbo Hengfa and Ningbo Pacific, respectively. In the three months ended June 30, 2011, loan guarantee fees were $73,644 and $178,367 for Ningbo Hengfa and Ningbo Pacific, respectively. During the six months ended June 30, 2012, loan guarantee fees were $65,022 and $138,961 for Ningbo Hengfa and Ningbo Pacific , respectively. In the six months ended June 30, 2011, loan guarantee fees were $150,116 and $301,247 for Ningbo Hengfa and Ningbo Pacific, respectively.

(e)      Short-term financing transactions with related parties
	Three Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	32,550	(32,550)	-
Jiangdong Jihe	-	-	-	14,739	143,834	-

	$-	$-	$-	$5,406,139	$(5,247,566)	$-

	Six Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	5,358,850	(5,358,850)	-
Jiangdong Jihe	-	-	-	2,426,534	(2,426,534)

	$-	$-	$-	$13,144,234	$13,144,234)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)       Amount due from related parties consist of the following:
	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Mr. Tao	$39,625	$39,350

Amounts due from Mr. Tao represent advances made for business expenses which are unsecured, interest free and due on demand.

(g)      Amount due to related parties consists of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Ninbo Xinhe	$768,313	$621,077

Amount due to related parties represent balances due for raw materials purchase and freight.

(2)      Relationships and transactions with certain other parties

The group has the following relationships and transactions with certain other parties:

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo Jiangdong Haikai Construction	Controlled by cousin of Mr. Weifeng Xue, Vice
Materials Store (Jiangdong Haikai)	President of Accounting through August 2011

Ningbo Jiangdong Deze Chemical Co., Ltd (Jiangdong Deze)	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. Weifeng Xue, Vice
(Ningbo Anqi)	President of Accounting through August 2011
Ningbo Kewei Investment Co., Ltd (Ningbo Kewei)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 2011.
Ningbo Kunde Petrochemical Co., Ltd (Ningbo Kunde)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 1, 2011.

Transactions and amounts outstanding with these parties for the three and six months ended June 30, 2012 and 2011, are summarized as follows:

	Three Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$47,734,203	$-
Purchase of raw material (i)	$21,912,149	$9,536,282
Credit line of guarantee for bank borrowings (j)	$141,062,000	$-
Loan guarantee fees(j)	$382,116	$302,674
Short-term financing from theses parties (k)	$-	$12,862,621
Short-term financing to these parties (k)	$-	$(7,142,275)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

	Six Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$70,021,289	$772,762
Purchase of raw material (i)	$22,358,020	$9,536,282
Credit line of guarantee for bank borrowings (j)	$161,687,800	$-
Loan guarantee fees(j)	$742,303	$505,626
Short-term financing from theses parties (k)	$-	$47,612,617
Short-term financing to these parties (k)	$-	$(45,374,149)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

(h)        During the three months ended June 30, 2012 and 2011, the Group sold finished products of $7,049,811 and nil to Ningbo Litong. During the three months ended June 30, 2012, the Group sold finished products of $40,684,392 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of $17,177,359 and $772,762 to Ningbo Litong. During the six months ended June 30, 2012, the Group sold finished products of $52,843,930 to Ningbo Kunde. Amounts received in advance from Litong were $11,887,500 and $17,851, respectively as of June 30, 2012 and 2011. Amounts received in the advances from Kunde were $596,530 as of June 30, 2012. They are included in Advances from Customers on the consolidated balance sheet.

(i)       During the three months ended June 30, 2012 and 2011, the Group purchased raw materials of $8,778,079 and $9,536,282, respectively from Ningbo Litong. During the three months ended June 30, 2012, the Group purchased raw material of $13,134,070 from Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group purchased raw materials of $9,223,950 and $9,536,282, respectively from Ningbo Litong. During the six months ended June 30, 2012, the Group purchased raw materials of $13,134,070 from Ningbo Kunde.

(j)       Guarantees for Bank Loans

	Guarantee provided during		Guarantee provided during
	the three months ended June 30		the six months ended June 30
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ningbo Litong	$30,000,000	$-	$50,625,800	$-
Ningbo Kewei	111,062,000	-	111,062,000	-

	$141,062,000	$-	$161,687,800	$-

	Bank loans guaranteed As of
	June 30	December 31
	2012	2011
	(Unaudited)
Ningbo Litong	$55,586,521	$61,632,077
Ningbo Keiwei	$43,524,897	$29,700,067

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed after January 1, 2011 are to be paid quarterly. In the three months ended June 30, 2012, loan guarantee fees were $179,698 and $202,419 for Ningbo Litong and Ningbo Kewei, respectively. In the three months ended June 30, 2011, loan guarantee fees were $302,674 and $167,654 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30,2012, loan guarantee fees were $374,263 and $368,040 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30, 2011, loan guarantee fees were $505,626 and $305,556 for Ningbo Litong and Ningbo Kewei, respectively.

(k)      Short-term financing transactions

Historically the Group and its theses parties have provided each other with short-term financing, typically, in the form of cash, bills receivable and bills payable.

	Three Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$12,862,621	$(7,142,275)	$-
Jiangdong Deze	-	-	-	-	-	-
Ningbo Anqi	-	-	-	-	-	-

	$-	$-	$-	$12,862,621	$(7,142,275)	$-

	Six Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$38,142,763	$(35,904,295)	$-
Jiangdong Deze	-	-	-	2,602,870	(2,602,870)	-
Ningbo Anqi	-	-	-	6,866,984	(6,866,984)	-

	$-	$-	$-	$47,612,617	$(45,374,149)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

24        RELATED PARTY TRANSACTIONSAND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

(A) Related Party Transactions

The Company considers all transactions with the following parties to be related party transactions.

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. WeifengXue	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. HengfengShou	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr.Shifa Wang	Vice President Guangxi Project
Mr.Ming Liang Liu	Vice President Production
Mr.Shegeng Ding	Vice President Equipment
Mr. Fan Zhang	CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei)	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific)	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name"Ningbo Tenglong")	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda)	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo JiangdongJihe Construction Materials Store (JiangdongJihe)	Controlled by Mr. Xue’s Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze)	Mr. Tao’s sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi)	Controlled by Mr. Shou

Related party transactions and amounts outstanding with the related parties as of and for the years ended December 31, 2011 and 2010, are summarized as follows. Transactions with Ningbo Kunde and Ningbo Kewei are through the date the related party relationship ceased at which time transactions with these parties are included in details of transactions with certain other parties (Note 24(b)).

Year ended December 31,
2011	2010
Sales of products (a)	$92,771,589	$111,860,732
Purchase of raw material (b)	$7,151,433	$25,014,808
Purchase of transportation services (c)	$3,059,216	$3,659,000
Credit line of guarantee provision for bank borrowings (d)	$142,563,200	$161,994,300
Loan guarantee fees (d)	$1,299,886	$-
Short-term financing from related parties (e)	$13,303,054	$30,839,377
Short-term financing to related parties (e)	$13,188,178	$30,949,048

As of December 31,
2011	2010
Amount due from related parties (f)	$39,350	$5,332,193
Amount due to related parties (g)	$621,077	$115,535

(a)	The Group sold finished products of $92,704,220 and $101,680,459 to Ningbo Kunde in 2011 and 2010, respectively. Sales to Zhenhai Jinchi in 2011 and 2010 were $67,369 and $10,180,273, respectively.

(b)
The Group purchased raw materials of nil and $4,465,563 from Ningbo Kewei during 2011 and 2010, respectively, with no outstanding amount payable to Ningbo Kewei at December 31,2011 and 2010 in respect of these purchase transactions. The Group purchased raw materials of $7,151,433and $20,549,245from Ningbo Kunde during  2011 and 2010, respectively. The outstanding payment in advance to Ningbo Kunde as of December 31, 2010 and 2011 in respect of these purchase transactions was $5,181,809 and Nil respectively.

(c)
The Group purchased transportation services of $3,059,216 and $3,659,000 from Ningbo Xinhe during 2011 and 2010, respectively, and amounts owed to Ningbo Xinhe as of December 31, 2011 and 2010 in respect of these purchase transactions was $621,077 and $119, respectively

(d)	Guarantees for Bank Loans

	Guarantee provided during the year ended December 31		Bank loans guaranteed as of December 31
	2011	2010	2011	2010
Mr. Tao	$12,396,800	$79,887,600	$34,628,000	$36,408,000
Jicun Wang and Sumei Chen	$30,992,000	$-	$1,983,523	$12,136,000
Ningbo Kewei	$34,091,200	$82,106,700	$29,700,067	$11,377,500
Ningbo Pacific	$65,083,200	$-	$27,918,200	$16,687,000
Ningbo Hengfa	$-	$-	$14,795,600	$36,256,300
ShangdongTengda	$-	$-	$944,400	$910,200

Beginning in 2011 loan guarantee fees of 0.3% of the loan principal guaranteed are to be paid quarterly.In 2011, loan guarantee fees were $272,993, $636,427 and $390,466 for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei, respectively, and are included in $1,548,149 in the statements of operations.

(e)	Short-term financing transactions with related parties

	Year Ended December 31
	2011			2010
	From (i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Shandong Tengda	$-	$-	$-	$2,219,100	$(2,219,100)	$-
Ningbo Kewei	5,423,600	(5,423,600)	-	1,479,400	(1,479,400)	-
Ningbo Kunde	5,423,600	(5,423,600)	-	19,676,020	(19,676,020)	-
JiangdongJihe	2,455,854	(2,340,978)	-	7,464,857	(7,574,528)	(112,459)

	$13,303,054	$(13,188,178)	$-	$30,839,377	$(30,949,048)	$(112,459)

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)	Amount due from related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Ningbo Kunde	$-	$5,181,809
JiangdongJihe	-	112,459
Mr. Tao	39,350	37,925
	$39,350	$5,332,193

Amounts due from Mr. Tao represents advances made for business expenses, are unsecured, interest free and due on demand.

(g)	Amounts due to related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Zhenhai Jinchi(prepayment)	$-	$115,416
NinboXinhe	621,077	119
	$621,077	$115,535

Amounts due to related parties primarily represent balances due for raw materials purchase and freight.

(B) Relationships and transactions with certain other parties

The Group has the following relationships and transactions with certain other parties:

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo JiangdongHaikai Construction	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Materials Store (JiangdongHaikai)
Ningbo JiangdongDeze Chemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd.	A related party through September 2011
(Ningbo Kewei) when control transferred
Ningbo Kunde Petrochemical Co, Ltd.	A related party through September 2011 when control transferred
(Ningbo Kunde)

Transactions and amounts outstanding with these parties for the years ended December 31, 2011 and 2010 are summarized as follows. Transactions with Ningbo Litong are through September 2011.

	Year ended December 31,
	2011	2010

Sales of products (h)	$29,637,868	$29,625,766
Purchase of raw material (i)	$20,253,780	$18,994,104
Credit line of guarantee for bank borrowings (j)	$81,136,800	$-
Loan guarantee fees (j)	$1,242,928	$-
Short-term financing from these parties (k)	$49,873,894	$74,983,618
Short-term financing to these parties (k)	$47,608,361	$77,030,336
Amounts due from these parties	$2,740,970	$2,217,854
Advances from these parties for sales	$130,458	$110,134

(h)
The Group sold finished products of $7,360,796and $29,625,766 to Ningbo Litong in2011 and 2010, respectively. Amounts received in advance from Litong were nil and $110,134 as of December 31, 2011 and 2010, and are included in advances from customers on the consolidated balance sheet. The Group sold finished products of $22,277,072 to Ningbo Kunde  in 2011. There were outstanding amounts of $130,458 received in advance from Kunde as of December 31, 2011.

(i)
The Group purchased raw materials of $20,253,780from Ningbo Litong during 2011. During  2010, the Group purchased raw materials of $18,994,104from Ningbo Litong. Amounts prepayable to Litong were $2,740,970and nil as of December 31, 2011 and 2010, respectively.

(j)	Guarantees for Bank Loans

	Guarantee provided		Bank loans guaranteed
	During the year ended December 2011		as of December 2011
	2011	2010	2011	2010
Ningbo Litong	$81,136,800	$-	$61,632,077	$43,993,000

Through December 31, 2010, no compensation was paid in respect of these guarantees. Beginning in 2011, loan  guarantee fees of 0.3% of the loan principal guaranteed after January 1, 2011 are to be paid quarterly. Guarantee fees paid to Litong and Kewei  were $1,026,567 and $216,361 for the year ended December 31, 2011, respectively.

(k)	Short-term financing transactions

Historically the Group and these parties have provided each other with short-term financing, typically in the form of cash, bills receivable and bills payable.

Short-term financing with these parties is as follows:

	Year Ended December 31
		2011		2010
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Ningbo Litong	$36,366,031	$(34,100,498)	$-	$57,180,289	$(59,343,172)	$2,217,854
JiangdongHaikai	-	-	-	7,447,529	(7,331,364)	-
JiangdongDeze	2,634,320	(2,634,320)	-	4,438,200	(4,438,200)	-
Ningbo Anqi	10,873,543	(10,873,543)	-	5,917,600	(5,917,600)	-

	$49,873,894	$(47,608,361)	$-	$74,983,618	$(77,030,336)	$2,217,854
(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.